Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Percentage of reduction in head count for cost reduction	40.00%
Restructuring charges		$ 545	$ 63	$ 5,620	$ 5,290
Accrued restructuring charges		$ 838		$ 838	$ 325
Restructuring Charges, Description	The Company paid the balance of its remaining restructuring accrual in June 2020.